Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,017,111.03

Principal:
Principal Collections	$16,357,245.87
Prepayments in Full	$7,700,455.29
Liquidation Proceeds	$78,173.97
Recoveries	$23,861.40
Sub Total	$24,159,736.53
Collections	$25,176,847.56

Purchase Amounts:
Purchase Amounts Related to Principal	$238,459.77
Purchase Amounts Related to Interest	$964.45
Sub Total	$239,424.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,416,271.78

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,416,271.78
Servicing Fee	$421,553.94	$421,553.94	$0.00	$0.00	$24,994,717.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,994,717.84
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,994,717.84
Interest - Class A-3 Notes	$60,390.88	$60,390.88	$0.00	$0.00	$24,934,326.96
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$24,879,201.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,879,201.96
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$24,856,177.79
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,856,177.79
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$24,837,973.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,837,973.12
Regular Principal Payment	$22,405,435.18	$22,405,435.18	$0.00	$0.00	$2,432,537.94
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,432,537.94
Residual Released to Depositor	$0.00	$2,432,537.94	$0.00	$0.00	$0.00

Total		$25,416,271.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,405,435.18
Total					$22,405,435.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,405,435.18	$49.24	$60,390.88	$0.13	$22,465,826.06	$49.37
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$22,405,435.18	$17.03	$156,744.72	$0.12	$22,562,179.90	$17.15

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$241,563,509.74	0.5308388	$219,158,074.56	0.4816026
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$442,353,509.74	0.3361655	$419,948,074.56	0.3191386

Pool Information
Weighted Average APR	2.299%	2.300%
Weighted Average Remaining Term	36.81	35.99
Number of Receivables Outstanding	24,417	23,896
Pool Balance	$505,864,726.46	$481,364,239.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$472,969,427.07	$450,196,484.59
Pool Factor	0.3573755	0.3400668

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$31,167,755.12
Targeted Overcollateralization Amount	$61,416,165.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$61,416,165.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		33	$126,151.85
(Recoveries)		49	$23,861.40
Net Loss for Current Collection Period			$102,290.45
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2427%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2713%
Second Prior Collection Period			0.3899%
Prior Collection Period			0.2714%
Current Collection Period			0.2487%
Four Month Average (Current and Prior Three Collection Periods)			0.2953%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1259	$3,527,285.58
(Cumulative Recoveries)			$559,590.96
Cumulative Net Loss for All Collection Periods			$2,967,694.62
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2097%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,801.66
Average Net Loss for Receivables that have experienced a Realized Loss			$2,357.18

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.31%	246	$6,323,612.25
61-90 Days Delinquent	0.18%	30	$845,852.13
91-120 Days Delinquent	0.02%	3	$80,524.99
Over 120 Days Delinquent	0.06%	12	$289,237.80
Total Delinquent Receivables	1.57%	291	$7,539,227.17

Repossession Inventory:
Repossessed in the Current Collection Period		14	$384,320.55
Total Repossessed Inventory		21	$551,028.74

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1973%
Prior Collection Period			0.1761%
Current Collection Period			0.1883%
Three Month Average			0.1872%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2525%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	28

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	85	$2,226,873.50
2 Months Extended	122	$3,140,485.17
3+ Months Extended	12	$332,681.96

Total Receivables Extended	219	$5,700,040.63

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer